Income Tax Expense - Summary of Unrecognised Deferred Tax Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	€ 427,829	€ 415,012
Unrecognised deferred tax assets, Tax effect	104,973	102,135
Tax loss carry forwards [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	378,307	367,620
Unrecognised deferred tax assets, Tax effect	93,266	90,025
Provision for contingent liabilities [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	4,892	6,588
Unrecognised deferred tax assets, Tax effect	1,396	1,893
Inventory obsolescence [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	10,989	7,803
Unrecognised deferred tax assets, Tax effect	2,272	2,197
Allowance for doubtful accounts [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,218	3,744
Unrecognised deferred tax assets, Tax effect	772	899
Intercompany profit on inventory [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	7,644	7,890
Unrecognised deferred tax assets, Tax effect	2,203	2,274
Provision for warranties [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	1,929	2,613
Unrecognised deferred tax assets, Tax effect	556	753
Impairment of non-financial assets [Member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	3,051	2,613
Unrecognised deferred tax assets, Tax effect	587	591
Other temporary differences [member]
Deferred Tax Assets And Liabilities [line items]
Unrecognised deferred tax assets, Gross Amount	17,799	16,141
Unrecognised deferred tax assets, Tax effect	€ 3,921	€ 3,503